                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                   64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  06-30-2007
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY VARIABLE PORTFOLIOS II

Semiannual Report               June 30, 2007

VP Inflation Protection Fund

[photo of summer]

[american century investments logo and text logo]

[blank page]

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . .. .       2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . .. .       2

VP?INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

MUTED BOND RETURNS

As the accompanying table shows, U.S. bonds produced modest results during the six months ended June 30, 2007, when rising interest rates and bond market volatility combined to limit fixed-income returns. Although the U.S. economy slowed markedly in the first quarter of the year, growing at an annual rate of just 0.6% (the lowest growth rate since the fourth quarter of 2002), it showed signs of improvement in the second quarter. In addition, the Federal Reserve
(the Fed) held short-term interest rates steady, maintaining a policy shift that occurred in mid-2006.

The yield curve (a graphic representation of bond yields at different maturities) rose and steepened in the six months. As a result, intermediate-
to long-term notes and bonds produced negative returns. In addition, volatility in the bond market reached a two-year high, as the yield on the benchmark 10-year Treasury note rose from 4.71% to a high of 5.30% in June before finishing at 5.03%. This volatility negatively affected the relative returns of the bond market's securitized sector (mostly mortgage- and asset-backed securities) -- mortgage-backed securities tend to perform better versus other bond sectors when interest rates are relatively stable.

TIPS OUTPERFORMED

TIPS produced modest absolute returns, but outperformed the broader investment-grade bond market for the six months, as the Citigroup US
Inflation-Linked Securities Index rose 1.66%. However, inflation readings --
and demand for inflation-protected assets -- moderated over the last several months of the period.

Looking at inflation overall, the consumer price index (CPI) ran at a 2.7%
pace for the 12 months ended June 30, 2007. But excluding volatile food and energy prices, the so-called "core" CPI figure was 2.1% for the 12 months ended in June, down from 2.5% just a few months earlier. Meanwhile, the Fed's preferred band for core inflation is 1-2%.

Against that backdrop, breakeven rates (representing the yield gap between
TIPS and traditional Treasurys, and used as a measure of long-term inflation expectations) widened modestly. When breakevens increase, TIPS outperform traditional Treasurys.

U.S. Fixed-Income Total Returns
For the six months ended June 30, 2007*

CITIGROUP BOND MARKET INDICES
Citigroup US Broad Investment-Grade Bond Index        0.89%
Citigroup US Inflation-Linked Securities Index        1.66%

TREASURY BELLWETHERS
3-Month Treasury Bill                                 2.56%
10-Year Treasury Note                                -0.46%

*Total returns for periods less than one year are not annualized.

------

PERFORMANCE
VP Inflation Protection

Total Returns as of June 30, 2007
                                                            Average
                                                             Annual
                                                            Returns

                                                             Since      Inception
                                     6 months(1)  1 year   Inception       Date

CLASS II                                1.20%     3.58%     3.49%(2)     12/31/02

CITIGROUP US INFLATION-LINKED
SECURITIES INDEX(3)(4)                  1.66%     3.93%      4.75%          --

BLENDED INDEX(5)                        1.71%     4.70%      3.99%          --

Class I                                 1.22%     3.79%      3.89%        5/7/04

(1)  Total returns for periods less than one year are not annualized.

(2)  The total return for Class II would have been lower if the distribution fee had not been waived from December 31, 2002 to March 31, 2003.

(3)  The Citigroup US Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

(4)  In June of 2007, the fund's benchmark changed from the Blended index to the
     Citigroup US Inflation-Linked Securities Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

(5)  See Index Definitions page.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

VP Inflation Protection

Growth of $10,000 Over Life of Class

$10,000 investment made December 31, 2002

One-Year Returns Over Life of Class
Periods ended June 30
                                       2003*      2004     2005     2006      2007

Class II                              4.89%**    1.51%     6.86%   -1.00%    3.58%

Citigroup US Inflation-Linked
Securities Index                       6.15%     3.91%     9.30%   -1.68%    3.93%

Blended index                          4.16%     2.69%     6.83%   -0.32%    4.70%

*From 12/31/02, Class II's inception date. Not annualized.

**Returns would have been lower, along with ending value, if distribution fees had not been waived from 12/31/02 to 3/31/03.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
VP Inflation Protection

Portfolio Managers: Jeremy Fletcher, Seth Plunkett, and Bob Gahagan

PERFORMANCE SUMMARY

VP Inflation Protection returned 1.22%* for the six months ended June 30,
2007. By comparison, the portfolio's new benchmark, the Citigroup US
Inflation-Linked Securities Index, returned 1.66%. The old benchmark -- a combination of the Citigroup US Inflation-Linked Securities, 1- to 3-Year
Government Sponsored, and 15-Year Mortgage Indices -- returned 1.71%. We changed the benchmark in June, believing the new benchmark more closely fit the portfolio's investment objective and composition, and was easier for shareholders to understand and follow.

The portfolio's absolute return reflected the difficult investment climate for bonds as a whole, particularly in the second quarter of 2007 (see the Market
Perspective on page 2). Relative to the new benchmark, our yield-curve positioning helped performance, while security selection detracted. Our duration, or interest rate sensitivity, made a slight positive contribution.

PORTFOLIO POSITIONING

Looking at the portfolio's interest rate sensitivity, we prefer to keep it in a narrow band around the benchmark and make small, tactical adjustments to duration. As a result, we kept portfolio duration neutral to slightly short of the index's as rates rose in May and June. So in absolute terms, rising rates limited portfolio performance, but in relative terms, our duration position had a slight positive effect on returns compared with the benchmark.

Rather than make big bets on the direction of interest rates, we prefer to use a relative value approach to investing, looking for securities that we believe offer attractive risk and return characteristics. This means we often put our investment capital to work in bonds we see trading at attractive valuations or temporarily depressed levels. This process led us to add an odd-lot position in Ginnie Mae inflation-linked securities trading at what we believed to be attractive prices, as well as Federal Judiciary Office Bonds, which--like
Ginnie Mae securities--offer Treasury-equivalent credit quality. Similarly, we made a duration-neutral trade out of bonds maturing in 12 years into 10- and
14-year securities, where we saw better values.

Asset Allocation
                                  % of         % of
                               net assets   net assets
                                  as of        as of
                                 6/30/07     12/31/06

U.S. Treasury Securities
& Equivalents                     55.4%        55.9%

Collateralized
Mortgage Obligations              17.5%        9.1%

Corporate Bonds                   9.9%         10.3%

U.S. Government
Agency Securities                 7.1%         13.0%

U.S. Government
Agency Mortgage-
Backed Securities                 4.1%         5.6%

Zero-Coupon U.S. Treasury
Securities & Equivalents          1.9%         2.2%

Zero-Coupon
U.S. Government
Agency Securities                 1.8%         3.6%

Asset-Backed Securities           0.3%         1.0%

Cash and Equivalents(1)           2.0%        (0.7)%

(1) Includes Commercial Paper and other assets and liabilities.

*All fund returns referenced in this commentary are for Class I shares. Total returns for periods less than one year are not annualized.

------

VP Inflation Protection

Unfortunately, our security selection detracted from relative performance in recent months as a Sallie Mae inflation-linked bond underperformed as a result of credit concerns relating to the private equity buyout of the student loan giant. The bonds fell in price over worries that additional debt involved in the deal might lead credit rating agencies such as Standard & Poor's and
Moody's to downgrade the lender.

On a positive note, we helped performance by maintaining a yield curve-steepening bias during the period using TIPS bonds and two- and 10-year
Treasury futures. The yield curve rose and steepened during the period, when the yield difference between two- and 10-year Treasurys went from negative nine basis points (the yield curve was "inverted") to positive 16 basis points
(a more normal, upward slope). This curve-steepening bias is a strategy we expect to carry forward, given our view of the economy, rates, and shape of the curve.

STARTING POINT FOR NEXT REPORTING PERIOD

"We continue to focus on the fund's repeatable, multi-layered approach to investing in an effort to identify the best relative values among the U.S.
inflation-linked securities universe. We think this steady, long-term approach to investing is the best way to generate outperformance over time," says portfolio manager Jeremy Fletcher. "Because we think we've yet to see the full effect of a slowdown in housing on the economy, we're working hard to position the portfolio for an environment of slower economic growth and moderate inflation. We should point out, however, that this scenario could be difficult for inflation-linked securities relative to traditional bonds in the near term. This means we're looking at trading out of some inflation-indexed securities in favor of nominal bonds when we believe the difference in yield between them represents attractive relative value."

Portfolio at a Glance
                                 As of       As of
                                6/30/07     12/31/06

30-Day SEC Yield
 Class I                         7.93%*     (1.47)%
 Class II                        7.67%*     (1.72)%

Weighted Average Maturity      9.3 years   6.7 years

Average Duration
(effective)                    6.4 years   4.5 years

*The above-average 30-day SEC yields as of June 30, 2007, primarily resulted from an unusually elevated April inflation reading. The market conditions fostering this occurrence may not be repeated or consistently achieved in the future.

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SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                   Beginning         Ending       Expenses Paid
                 Account Value   Account Value    During Period*     Annualized
                     1/1/07         6/30/07      1/1/07 - 6/30/07  Expense Ratio*
ACTUAL
Class I              $1,000        $1,012.20          $2.49             0.50%
Class II             $1,000        $1,012.00          $3.74             0.75%

HYPOTHETICAL
Class I              $1,000        $1,022.32          $2.51             0.50%
Class II             $1,000        $1,021.08          $3.76             0.75%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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SCHEDULE OF INVESTMENTS
VP Inflation Protection

JUNE 30, 2007 (UNAUDITED)

Principal Amount                                                               Value

U.S. Treasury Securities
& Equivalents -- 55.4%

     $ 1,500,000  AID (Egypt), 4.45%, 9/15/15                            $ 1,408,872
      34,743,834  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                  1/15/25(1)                                              33,419,260
      34,558,212  U.S. Treasury Inflation Indexed Bonds, 2.00%,
                  1/15/26(1)                                              31,312,989
      36,265,884  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                  1/15/27(1)                                              34,837,950
      17,244,090  U.S. Treasury Inflation Indexed Bonds, 3.625%,
                  4/15/28                                                 19,982,952
      10,449,627  U.S. Treasury Inflation Indexed Bonds, 3.875%,
                  4/15/29                                                 12,619,565
      15,986,579  U.S. Treasury Inflation Indexed Bonds, 3.375%,
                  4/15/32(1)                                              18,404,565
       5,243,080  U.S. Treasury Inflation Indexed Notes, 3.625%,
                  1/15/08                                                  5,247,998
       2,771,428  U.S. Treasury Inflation Indexed Notes, 3.875%,
                  1/15/09                                                  2,816,466
       6,115,191  U.S. Treasury Inflation Indexed Notes, 4.25%,
                  1/15/10                                                  6,348,816
       6,952,193  U.S. Treasury Inflation Indexed Notes, 0.875%,
                  4/15/10                                                  6,604,590
       6,172,556  U.S. Treasury Inflation Indexed Notes, 3.50%,
                  1/15/11                                                  6,352,430
       3,382,795  U.S. Treasury Inflation Indexed Notes, 2.375%,
                  4/15/11                                                  3,346,856
       5,642,975  U.S. Treasury Inflation Indexed Notes, 3.375%,
                  1/15/12                                                  5,826,377
       3,817,913  U.S. Treasury Inflation Indexed Notes, 2.00%,
                  4/15/12                                                  3,706,659
       1,149,040  U.S. Treasury Inflation Indexed Notes, 3.00%,
                  7/15/12                                                  1,171,662
       4,499,440  U.S. Treasury Inflation Indexed Notes, 1.875%,
                  7/15/13                                                  4,317,357
       7,826,770  U.S. Treasury Inflation Indexed Notes, 2.00%,
                  1/15/14                                                  7,524,101
      12,165,822  U.S. Treasury Inflation Indexed Notes, 2.00%,
                  7/15/14                                                 11,682,048
      15,688,565  U.S. Treasury Inflation Indexed Notes, 1.625%,
                  1/15/15                                                 14,587,918
      16,675,598  U.S. Treasury Inflation Indexed Notes, 1.875%,
                  7/15/15                                                 15,763,660
      11,892,397  U.S. Treasury Inflation Indexed Notes, 2.00%,
                  1/15/16                                                 11,294,994
      16,061,100  U.S. Treasury Inflation Indexed Notes, 2.50%,
                  7/15/16                                                 15,886,693
      12,908,196  U.S. Treasury Inflation Indexed Notes, 2.375%,
                  1/15/17                                                 12,606,673

Principal Amount                                                               Value

    $ 12,100,000  U.S. Treasury Notes, 4.50%, 5/15/17                   $ 11,604,662
                                                                        ------------
TOTAL U.S. TREASURY SECURITIES
& EQUIVALENTS
(Cost $306,663,751)                                                      298,676,113
                                                                        ------------

Collateralized Mortgage Obligations(2) -- 17.5%

       5,202,225  Banc of America Alternative Loan Trust, Series
                  2007-2, Class 2A4, 5.75%, 6/25/37                        5,162,397
       7,150,000  Banc of America Commercial Mortgage Inc., Series
                  2007-2, Class A4 SEQ, 5.69%, 3/10/17                     7,078,765
       1,108,854  Banc of America Large Loan, Series 2005 MIB1,
                  Class A1, VRN, 5.47%, 7/15/07, resets monthly
                  off the 1-month LIBOR plus 0.15% with no caps,
                  Final Maturity 8/15/07 (Acquired 11/18/05, Cost
                  $1,108,854)(3)                                           1,109,643
       2,850,000  Bear Stearns Commercial Mortgage Securities
                  Trust, Series 2003 T12, Class A2 SEQ, 3.88%,
                  8/1/39                                                   2,806,062
      15,000,000  Citigroup/Deutsche Bank Commercial Mortgage
                  Trust, Series 2007 CD4, Class A2B, 5.21%,
                  12/11/49                                                14,734,396
         729,678  Commercial Mortgage Pass-Through Certificates,
                  Series 2005 FL11, Class A1, VRN, 5.47%, 7/16/07,
                  resets monthly off the 1-month LIBOR plus 0.15%
                  with no caps, Final Maturity 11/15/17 (Acquired
                  11/18/05, Cost $729,678)(3)                                730,188
       6,250,000  Credit Suisse First Boston Mortgage Securities
                  Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%,
                  4/15/37                                                  6,370,175
       3,000,000  Credit Suisse First Boston Mortgage Securities
                  Corp., Series 2002 CKP1, Class B, 6.57%, 12/15/35        3,115,323
       1,692,668  FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16        1,674,641
       3,000,000  FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17           2,896,971
       1,332,047  GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29           1,316,618
       2,512,743  GNMA, Series 2003-105, Class A SEQ,
                  4.50%, 11/16/27                                          2,453,819

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VP Inflation Protection
Principal Amount                                                               Value

        $536,806  GNMA, Series 2003-112, Class MN, 4.00%, 5/16/25           $531,861
       2,000,000  GNMA, Series 2005-24, Class UB SEQ, 5.00%,
                  1/20/31                                                  1,938,410
       6,000,000  Greenwich Capital Commercial Funding Corp.,
                  Series 2005 GG3, Class A2 SEQ, VRN, 4.31%,
                  7/1/07, Final Maturity 8/10/42                           5,848,824
       3,170,000  J.P. Morgan Chase Commercial Mortgage Securities
                  Corp., Series 2002 C1, Class A3 SEQ, 5.38%,
                  7/12/37                                                  3,136,537
       2,000,000  LB-UBS Commercial Mortgage Trust, Series 2003
                  C3, Class A3 SEQ, 3.85%, 5/11/27                         1,883,248
       1,000,000  LB-UBS Commercial Mortgage Trust, Series 2003
                  C5, Class A2 SEQ, 3.48%, 7/15/27                           980,927
       5,000,000  LB-UBS Commercial Mortgage Trust, Series 2004
                  C4, Class A2, VRN, 4.57%, 7/11/07, Final
                  Maturity 6/15/29                                         4,934,914
       3,890,386  LB-UBS Commercial Mortgage Trust, Series 2005
                  C2, Class A2 SEQ, 4.82%, 4/15/30                         3,834,050
       2,590,000  LB-UBS Commercial Mortgage Trust, Series 2005
                  C3, Class A3 SEQ, 4.65%, 7/30/30                         2,498,640
       2,000,000  Merrill Lynch Mortgage Trust STRIPS - COUPON,
                  Series 2006 C1, Class A2, VRN, 5.61%, 7/1/07,
                  Final Maturity 5/12/39                                   2,006,716
       7,580,000  Morgan Stanley Capital I STRIPS - COUPON, Series
                  2007 HQ11, Class A2, 5.36%, 2/20/44                      7,487,486
       5,000,000  Morgan Stanley Capital I, Series 2004 HQ3, Class
                  A2 SEQ, 4.05%, 1/13/41                                   4,853,675
       2,055,000  Washington Mutual Mortgage Pass-Through
                  Certificates, Series 2004 AR4, Class A6, 3.81%,
                  6/25/34                                                  1,990,393
       1,805,000  Washington Mutual Mortgage Pass-Through
                  Certificates, Series 2004 AR7, Class A6, 3.94%,
                  7/25/34                                                  1,759,332
       1,000,000  Washington Mutual Mortgage Pass-Through
                  Certificates, Series 2005 AR4, Class A3, 4.59%,
                  4/25/35                                                    980,248
                                                                        ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $95,194,977)                                                        94,114,259
                                                                        ------------

Principal Amount                                                               Value

Corporate Bonds -- 9.9%

     $ 2,000,000  ABN AMRO Bank N.V., VRN, 4.78%, 7/27/07, resets monthly off the Consumer Price Index Year over
                  Year plus 2.00% with no caps, Final Maturity
                  9/27/08                                                $ 1,965,840
       2,000,000  Barclays Bank plc, VRN, 4.32%, 7/13/07, resets
                  monthly off the Consumer Price Index Year over
                  Year plus 1.75% with no caps, Final Maturity
                  3/17/08                                                  1,972,060
       2,000,000  Barclays Bank plc, VRN, 4.61%, 7/26/07, resets
                  monthly off the Consumer Price Index Year over
                  Year plus 1.83% with no caps, Final Maturity
                  7/28/08                                                  1,953,460
         187,000  Hartford Life Insurance Co., VRN, 4.77%,
                  7/15/07, resets monthly off the Consumer Price
                  Index Year Over Year plus 2.20% with no caps,
                  Final Maturity 10/15/08                                    182,437
         706,000  HSBC Finance Corp., VRN, 3.65%, 7/10/07, resets
                  monthly off the Consumer Price Index Year over
                  Year plus 1.08% with no caps, Final Maturity
                  9/10/09                                                    664,332
       3,000,000  HSBC Finance Corp., VRN, 3.68%, 7/10/07, resets monthly off the Consumer Price Index Year over
                  Year plus 1.11% with no caps, Final Maturity
                  2/10/10                                                  2,804,730
       1,067,000  HSBC Finance Corp., VRN, 3.76%, 7/10/07, resets monthly off the Consumer Price Index Year over
                  Year plus 1.19% with no caps, Final Maturity
                  2/10/09                                                  1,022,218
       5,000,000  International Bank for Reconstruction &
                  Development, 7.625%, 1/19/23                             6,111,375
          40,000  John Hancock Life Insurance Co., VRN, 3.70%,
                  7/15/07, resets monthly off the Consumer Price
                  Index Year over Year plus 1.13% with no caps,
                  Final Maturity 6/15/10                                      37,071
         179,000  John Hancock Life Insurance Co., VRN, 4.19%,
                  7/15/07, resets monthly off the Consumer Price
                  Index Year over Year plus 1.62% with no caps,
                  Final Maturity 11/15/10                                    166,307

------

VP Inflation Protection

Principal Amount                                                               Value

     $ 2,139,000  Lehman Brothers Holdings Inc., VRN, 4.85%,
                  7/10/07, resets monthly off the Consumer Price
                  Index Year over Year plus 2.07% with no caps,
                  Final Maturity 11/10/15                                $ 1,899,774
       4,160,000  Lehman Brothers Holdings Inc., VRN, 4.24%,
                  7/23/07, resets monthly off the Consumer Price
                  Index Year over Year plus 1.46% with no caps,
                  Final Maturity 3/23/12                                   3,768,960
       4,560,000  Merrill Lynch & Co., Inc., VRN, 3.94%, 7/2/07,
                  resets monthly off the Consumer Price Index plus
                  1.16% with no caps, Final Maturity 3/2/09                4,373,086
       4,359,000  Morgan Stanley, VRN, 4.88%, 7/2/07, resets
                  monthly off the Consumer Price Index Year over
                  Year plus 2.10% with no caps, Final Maturity
                  12/1/17                                                  3,790,412
       2,125,000  Principal Life Income Fundings Trusts, VRN,
                  3.83%, 7/1/07, resets monthly off the Consumer
                  Price Index Year over Year plus 1.05% with no
                  caps, Final Maturity 4/1/08                              2,071,833
         303,000  Prudential Financial, Inc., VRN, 4.78%, 7/2/07,
                  resets monthly off the Consumer Price Index Year
                  over Year plus 2.00% with no caps, Final
                  Maturity 11/2/20                                           254,220
         300,000  Prudential Financial, Inc., VRN, 4.85%, 7/10/07,
                  resets monthly off the Consumer Price Index Year
                  over Year plus 1.85% with no caps, Final
                  Maturity 12/10/07                                          296,103
      10,817,900  SLM Corporation, 1.32%, 1/25/10                         10,020,404
         490,000  SLM Corporation, VRN, 4.93%, 7/2/07, resets
                  monthly off the Consumer Price Index Year over
                  Year plus 2.15% with no caps, Final Maturity
                  2/1/14                                                     401,222
       1,500,000  SLM Corporation, VRN, 4.98%, 7/15/07, resets
                  monthly off the Consumer Price Index Year over
                  Year plus 2.20% with no caps, Final Maturity
                  6/15/09                                                  1,418,430
       8,726,400  Toyota Motor Credit Corp. Inflation Indexed
                  Bonds, 1.22%, 10/1/09                                    8,385,023
                                                                        ------------
TOTAL CORPORATE BONDS
(Cost $56,594,132)                                                        53,559,297
                                                                        ------------

Principal Amount                                                               Value

U.S. Government Agency Securities -- 7.1%

      $3,750,000  FAMCA, 5.50%, 7/15/11 (Acquired 9/6/06,
                  Cost $3,804,075)(3)                                    $ 3,774,638
       1,000,000  FAMCA, 5.40%, 10/14/11                                   1,003,177
       3,974,000  FAMCA, 6.71%, 7/28/14                                    4,286,773
       5,000,000  FFCB, 5.375%, 7/18/11                                    5,026,605
       5,000,000  FFCB, 4.875%, 1/17/17                                    4,793,135
       5,000,000  FHLB, 5.00%, 3/9/12                                      4,949,700
       2,000,000  FHLB, 4.75%, 12/16/16                                    1,899,784
       2,770,000  FNMA, VRN, 3.92%, 7/17/07, resets monthly off
                  the Consumer Price Index Year over Year plus
                  1.14% with a cap of 24.00%, Final Maturity
                  2/17/09                                                  2,670,806
       1,500,000  PEFCO, 5.69%, 5/15/12                                    1,526,802
       2,845,000  PEFCO, 4.97%, 8/15/13                                    2,798,513
       4,000,000  PEFCO, 4.55%, 5/15/15                                    3,797,952
       1,750,000  TVA Inflation Indexed Notes, 4.875%, 12/15/16            1,675,177
                                                                        ------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $39,063,423)                                                        38,203,062
                                                                        ------------

U.S. Government Agency Mortgage-Backed Securities(2) -- 4.1%

         766,716  FHLMC, 4.50%, 5/1/19                                       729,854
       4,293,061  FHLMC, 5.00%, 4/1/21                                     4,152,777
       5,463,866  FHLMC, 5.50%, 11/1/21                                    5,383,656
         399,919  FHLMC, 5.50%, 12/1/33                                      387,623
       6,234,283  FNMA, 6.00%, settlement date 7/12/07(4)                  6,167,071
       1,102,935  FNMA, 5.00%, 9/1/20                                      1,066,827
         134,781  GNMA, 6.00%, 6/20/17                                       134,524
         137,178  GNMA, 6.00%, 7/20/17                                       136,916
         865,996  GNMA, 6.00%, 5/15/24                                       864,637
       3,124,918  GNMA, 5.50%, 9/20/34                                     3,034,155
                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $22,407,597)                                                        22,058,040
                                                                        ------------

Commercial Paper(5) -- 2.7%

       5,200,000  Govco Incorporated, 5.35%, 7/2/07
                  (Acquired 6/29/07, Cost $5,197,682)(3)                   5,200,000
       9,567,000  UBS Finance LLC, 5.23%, 9/7/07                           9,473,703
                                                                        ------------
TOTAL COMMERCIAL PAPER
(Cost $14,671,716)                                                        14,673,703
                                                                        ------------

------

VP Inflation Protection
Principal Amount                                                               Value

Zero-Coupon U.S. Treasury Securities
and Equivalents(6) -- 1.9%

         $40,000  Federal Judiciary, 5.50%, 8/15/07                         $ 39,775
          45,000  Federal Judiciary, 5.34%, 2/15/08                           43,644
         242,000  Federal Judiciary, 4.41%, 8/15/11                          197,215
          56,000  Federal Judiciary, 4.88%, 8/15/12                           43,338
       4,351,000  Federal Judiciary, 4.85%, 8/15/13                        3,193,233
          91,000  Federal Judiciary, 5.43%, 2/15/23                           38,747
         353,000  REFCORP STRIPS - COUPON, 3.61%, 10/15/08                   331,362
       2,000,000  REFCORP STRIPS - COUPON, 3.68%, 1/15/09                  1,854,530
       2,000,000  REFCORP STRIPS - COUPON, 4.83%, 4/15/09                  1,832,950
       2,000,000  REFCORP STRIPS - COUPON, 4.51%, 1/15/14                  1,438,652
         232,000  REFCORP STRIPS - COUPON, 4.84%, 4/15/16                    147,112
         142,000  REFCORP STRIPS - COUPON, 4.87%, 7/15/17                     83,749
         442,000  REFCORP STRIPS - COUPON, 4.91%, 1/15/18                    253,220
         475,000  REFCORP STRIPS - COUPON, 4.94%, 4/15/19                    253,429
         500,000  TVA STRIPS - COUPON, 5.28%, 4/15/08                        480,469
         110,000  TVA STRIPS - COUPON, 4.95%, 10/15/08                       103,063
         100,000  TVA STRIPS - COUPON, 4.77%, 4/15/12                         78,893
                                                                        ------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $10,606,615)                                                        10,413,381
                                                                        ------------

Zero-Coupon U.S. Government
Agency Securities(6) -- 1.8%

          25,000  FICO STRIPS - COUPON, 4.23%, 11/30/07                       24,496
         125,000  FICO STRIPS - COUPON, 4.40%, 11/30/08                      116,254
         485,000  FICO STRIPS - COUPON, 4.58%, 11/30/10                      408,062
       3,038,000  FICO STRIPS - COUPON, 5.10%, 4/6/11                      2,520,754
       1,763,000  FICO STRIPS - COUPON, 4.83%, 3/26/12                     1,389,580

Principal Amount                                                               Value

     $ 2,000,000  FICO STRIPS - COUPON, 4.39%, 10/6/12                    $1,526,770
       2,000,000  Government Trust Certificates, 5.10%, 11/15/07           1,964,488
         900,000  Government Trust Certificates, 2.87%, 5/15/08              861,310
       1,000,000  Government Trust Certificates, 3.06%, 11/15/08             932,940
                                                                        ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
Cost $9,868,988)                                                           9,744,654
                                                                        ------------

Asset-Backed Securities(2) -- 0.3%

         204,805  Atlantic City Electric Transition Funding LLC,
                  Series 2003-1, Class A1 SEQ, 2.89%, 7/20/11                199,978
         110,576  CNH Equipment Trust, Series 2004 A, Class A3A,
                  VRN, 5.39%, 7/16/07, resets monthly off the
                  1-month LIBOR plus 0.07% with no caps, Final
                  Maturity 10/15/08                                          110,649
         300,866  Countrywide Asset-Backed Certificates, Series
                  2006-6, Class 2A1, VRN, 5.39%, 7/25/07, resets
                  monthly off the 1-month LIBOR plus 0.07% with no
                  caps, Final Maturity 9/25/36                               301,067
         567,293  Credit-Based Asset Servicing and Securitization,
                  Series 2006 CB3, Class AV1, VRN, 5.38%, 7/25/07,
                  resets monthly off the 1-month LIBOR plus 0.06%
                  with no caps, Final Maturity 3/25/36                       567,668
         488,628  IndyMac Residential Asset Backed Trust, Series
                  2006 B, Class 2A1, VRN, 5.38%, 7/25/07, resets
                  monthly off the 1-month LIBOR plus 0.06% with no
                  caps, Final Maturity 6/25/36                               488,967
                                                                        ------------
TOTAL ASSET-BACKED SECURITIES
(Cost $1,672,173)                                                          1,668,329
                                                                        ------------
TOTAL INVESTMENT
SECURITIES -- 100.7%
(Cost $556,743,372)                                                      543,110,838
                                                                        ------------
OTHER ASSETS
AND LIABILITIES -- (0.7)%                                                (3,608,679)
                                                                        ------------
TOTAL NET ASSETS -- 100.0%                                              $539,502,159
                                                                        ============

------

SCHEDULE OF INVESTMENTS
VP Inflation Protection

Swap Agreements
                                                         Expiration     Unrealized
Notional Amount   Description of Agreement                  Date       Gain (Loss)

CREDIT DEFAULT

     $ 4,750,000  Pay quarterly a fixed rate equal to    June 2010       $ (4,995)
                  0.20% multiplied by the notional
                  amount and receive from Merrill
                  Lynch International upon each
                  default event of HSBC Finance
                  Corp., par value of the
                  proportional notional amount.

TOTAL RETURN

      20,000,000  Pay a fixed rate equal to 1.13% and   January 2012       327,425
                  receive the return of the U.S. CPI
                  Urban Consumers NSA Index upon the
                  termination date with Barclays Bank
                  plc.

      35,000,000  Pay a fixed rate equal to 1.14% and    March 2012        289,442
                  receive the return of the U.S. CPI
                  Urban Consumers NSA Index upon the
                  termination date with Barclays Bank
                  plc.

      20,000,000  Pay a fixed rate equal to 1.21% and    June 2014           5,101
                  receive the return of the U.S. CPI
                  Urban Consumers NSA Index upon the
                  termination date with Barclays Bank
                  plc.

      20,000,000  Pay a fixed rate equal to 1.31% and    April 2017        312,875
                  receive the return of the U.S. CPI
                  Urban Consumers NSA Index upon the
                  termination date with Barclays Bank
                  plc.
                                                                       -----------
                                                                          $929,848
                                                                       ===========

Notes to Schedule of Investments

AID = Agency for International Development
CPI = Consumer Price Index
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. -- UBS AG
LIBOR = London Interbank Offered Rate
NSA = Not Seasonally Adjusted
PEFCO = Private Export Funding Corporation
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2007.

(1)  Security, or a portion thereof, has been segregated for forward commitments and swap agreements.

(2)  Final maturity indicated, unless otherwise noted.

(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2007 was $10,814,469, which represented 2.0% of total net assets.

(4)  Forward commitment.

(5)  The rate indicated is the yield to maturity at purchase.

(6)  The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2007 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $556,743,372)          $543,110,838

Cash                                                               2,416,073

Receivable for investments sold                                    2,435,705

Unrealized appreciation on swap agreements                           934,843

Interest receivable                                                4,406,168
                                                                ------------
                                                                 553,303,627
                                                                ------------

LIABILITIES

Payable for investments purchased                                 13,485,892

Unrealized depreciation on swap agreements                             4,995

Accrued management fees                                              210,607

Distribution fees payable                                             99,974
                                                                ------------
                                                                  13,801,468
                                                                ------------

NET ASSETS                                                      $539,502,159
                                                                ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                         $560,906,974

Accumulated net realized loss on investment transactions         (8,702,420)

Net unrealized depreciation on investments                      (12,702,395)
                                                                ------------
                                                                $539,502,159
                                                                ============

CLASS I, $0.01 PAR VALUE

Net assets                                                       $44,926,452

Shares outstanding                                                 4,519,324

Net asset value per share                                              $9.94

CLASS II, $0.01 PAR VALUE

Net assets                                                      $494,575,707

Shares outstanding                                                49,772,124

Net asset value per share                                              $9.94

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Interest                                                               $15,658,140
                                                                       -----------

EXPENSES:

Management fees                                                          1,265,711

Distribution fees -- Class II                                              602,316

Directors' fees and expenses                                                37,638

Other expenses                                                                 669
                                                                       -----------
                                                                         1,906,334
                                                                       -----------

NET INVESTMENT INCOME (LOSS)                                            13,751,806
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                (3,782,786)

Swaps transactions                                                         (2,058)
                                                                       -----------
                                                                       (3,784,844)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                            (4,924,082)

Swaps                                                                      929,848
                                                                       -----------
                                                                       (3,994,234)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                (7,779,078)
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 5,972,728
                                                                       ===========

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2006

Increase (Decrease) in Net Assets                              2007           2006

OPERATIONS

Net investment income (loss)                           $ 13,751,806   $ 15,803,250

Net realized gain (loss)                                (3,784,844)    (3,685,042)

Change in net unrealized appreciation (depreciation)    (3,994,234)    (3,464,415)
                                                       ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                           5,972,728      8,653,793
                                                       ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

  Class I                                               (1,122,111)    (1,216,198)

  Class II                                             (12,639,951)   (15,885,793)
                                                       ------------   ------------
Decrease in net assets from distributions              (13,762,062)   (17,101,991)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                       24,503,016     83,772,753
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                    16,713,682     75,324,555

NET ASSETS

Beginning of period                                     522,788,477    447,463,922
                                                       ------------   ------------
End of period                                          $539,502,159   $522,788,477
                                                       ============   ============

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. VP Inflation Protection
Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S.
inflation. The fund pursues its investment objective by investing substantially all of its assets in investment-grade debt securities, primarily inflation-adjusted debt securities that are designed to protect the future purchasing power of the money invested in them. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or
there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily

------

basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

SWAP AGREEMENTS -- The fund may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer.
The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of
Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2006, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $(4,120,184), which may be used to offset future taxable gains. Capital loss carryovers of $(721,603) and
$(3,398,581) expire in 2013 and 2014, respectively.

The fund has elected to treat $(131,153) of net capital losses incurred in the two-month period ended December 31, 2006, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds.
The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class of the fund for the six months ended June 30,
2007 was 0.49% for Class I and Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master
Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940
Act. The plan provides that Class II will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2007, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of JPMorgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2007, totaled $358,368,337, of which $302,897,843 represented U.S. Treasury and Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2007, totaled $332,450,628, of which $331,546,104 represented U.S. Treasury and Agency obligations.

As of June 30, 2007, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                             $557,667,650
                                                          ==============
Gross tax appreciation of investments                                 --
Gross tax depreciation of investments                      $(14,556,812)
                                                          --------------
Net tax appreciation (depreciation) of investments         $(14,556,812)
                                                          ==============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                  Six months                   Year ended
                              ended June 30, 2007           December 31, 2006

                                Shares         Amount        Shares         Amount

CLASS I/SHARES
AUTHORIZED                 250,000,000                  250,000,000
                           ===========                  ===========

Sold                           873,052    $ 8,797,755     1,264,516    $12,833,670

Issued in reinvestment
of distributions               111,957      1,122,111       120,190      1,216,198

Redeemed                     (341,478)    (3,467,915)     (338,808)    (3,426,598)
                           -----------   ------------   -----------   ------------
                               643,531      6,451,951     1,045,898     10,623,270
                           -----------   ------------   -----------   ------------

CLASS II/SHARES
AUTHORIZED                 250,000,000                  250,000,000
                           ===========                  ===========

Sold                         4,268,564     43,104,290    13,857,984    140,732,274

Issued in reinvestment
of distributions             1,262,883     12,639,951     1,571,323     15,885,793

Redeemed                   (3,729,504)   (37,693,176)   (8,234,158)   (83,468,584)
                           -----------   ------------   -----------   ------------
                             1,801,943     18,051,065     7,195,149     73,149,483
                           -----------   ------------   -----------   ------------
Net increase (decrease)      2,445,474    $24,503,016     8,241,047    $83,772,753
                           ===========   ============   ===========   ============

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2007.

6. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS
VP Inflation Protection

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                                             2007(1)     2006      2005    2004(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $10.09   $10.26    $10.55     $10.07
                                            --------  -------   -------   --------
Income From Investment Operations

 Net Investment Income (Loss)                   0.28  0.34(3)      0.47       0.24

 Net Realized and Unrealized
 Gain (Loss)                                  (0.15)   (0.15)    (0.28)       0.48
                                            --------  -------   -------   --------
 Total From Investment Operations               0.13     0.19      0.19       0.72
                                            --------  -------   -------   --------
Distributions

 From Net Investment Income                   (0.28)   (0.36)    (0.47)     (0.24)

 From Net Realized Gains                          --       --    (0.01)         --
                                            --------  -------   -------   --------
 Total Distributions                          (0.28)   (0.36)    (0.48)     (0.24)
                                            --------  -------   -------   --------
Net Asset Value, End of Period                 $9.94   $10.09    $10.26     $10.55
                                            ========  =======   =======   ========

 TOTAL RETURN(4)                               1.22%    1.90%     1.81%      7.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                  0.50%(5)    0.50%     0.50%   0.49%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          5.50%(5)    3.37%     4.85%   3.52%(5)

Portfolio Turnover Rate                          71%      96%       82%    108%(6)

Net Assets, End of Period (in thousands)     $44,926  $39,096   $29,040    $11,319

(1)  Six months ended June 30, 2007 (unaudited).

(2)  May 7, 2004 (commencement of sale) through December 31, 2004.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

                           2007(1)       2006      2005       2004       2003       2002(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period         $10.08     $10.26    $10.55     $10.31     $10.00        $10.00
                          --------   --------  --------   --------   --------     ---------

Income From
Investment Operations

 Net
 Investment
 Income
 (Loss)                       0.26    0.32(3)      0.45       0.35       0.24         --(4)

 Net
 Realized
 and
 Unrealized
 Gain (Loss)                (0.14)     (0.16)    (0.28)       0.25       0.31         --(4)
                          --------   --------  --------   --------   --------     ---------

 Total From
 Investment
 Operations                   0.12       0.16      0.17       0.60       0.55         --(4)
                          --------   --------  --------   --------   --------     ---------
Distributions

 From Net
 Investment Income          (0.26)     (0.34)    (0.45)     (0.35)     (0.24)         --(4)

 From Net
 Realized Gains                 --         --    (0.01)     (0.01)      --(4)            --
                          --------   --------  --------   --------   --------     ---------

 Total
 Distributions              (0.26)     (0.34)    (0.46)     (0.36)     (0.24)         --(4)
                          --------   --------  --------   --------   --------     ---------

Net Asset Value,
End of Period                $9.94     $10.08    $10.26     $10.55     $10.31        $10.00
                          ========   ========  ========   ========   ========     =========

 TOTAL RETURN(5)             1.20%      1.59%     1.56%      5.81%      5.61%         0.00%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net Assets     0.75%(6)      0.75%     0.75%      0.74%   0.74%(7)   0.50%(6)(7)

Ratio of Net Investment
Income (Loss) to
Average Net Assets        5.25%(6)      3.12%     4.60%      3.40%   2.00%(7)   0.25%(6)(7)

Portfolio Turnover
Rate                           71%        96%       82%       108%       198%            0%

Net Assets, End of
Period
(in thousands)            $494,576   $483,692  $418,424   $199,885    $33,829        $3,000

(1)  Six months ended June 30, 2007 (unaudited).

(2)  For the one day ended December 31, 2002 (fund inception).

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  ACIM waived the distribution fee from December 31, 2002 through March 31,
     2003. Had fees not been waived, the annualized ratios of operating expenses to average net assets and annualized ratios of net investment income (loss)
     to average net assets would have been 0.75% and 1.99% for the year ended
     December 31, 2003 and 0.75% and 0.00% for the period ended December 31,
     2002, respectively.

See Notes to Financial Statements.

------

APPROVAL OF MANAGEMENT AGREEMENT
VP Inflation Protection

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning VP Inflation Protection (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

------

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES - GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business.

------

At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund.
The Directors also review detailed performance information during the 15(c)
Process. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance.
Performance information presented to the Directors showed that the fund's performance was above its benchmark for both the one- and three-year periods.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

------

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The
Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

SHARE CLASS INFORMATION

Two classes of shares are authorized for sale by the fund: Class I and Class
II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of
Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment
Professionals) and, upon request, by calling 1-800-378-9878.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX was the benchmark for VP Inflation Protection prior to June
2007. It consists of a mix of three Citigroup (formerly Salomon Smith Barney)
indices in the following proportions: 55% Citigroup US Inflation-Linked
Securities Index, 25% Citigroup Government-Sponsored 1- to 3-Year Index, and
20% Citigroup 15-Year Mortgage Index.

The CITIGROUP 15-YEAR MORTGAGE INDEX measures the performance of the 15-year maturity sector of the mortgage component of the USBIG (US Broad
Investment-Grade) Index, comprising 15-year Government National Mortgage
Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae),
and Federal Home Loan Mortgage Corporation (Freddie Mac) pass-throughs and
Fannie Mae and Freddie Mac balloon mortgages.

The CITIGROUP GOVERNMENT-SPONSORED 1- TO 3-YEAR INDEX includes bonds with remaining maturities of one to three years that are issued by U.S. or supranational agencies. Supranational agencies are supported by the capital of more than one sovereign state, such as the World Bank.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP US INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

------

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CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0708
SH-SAN-55638

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    August 15, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    August 15, 2007

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    August 15, 2007